Reinsurance - Components of Net Realized Capital Gains (Losses) on Funds Withheld Assets (Details) - Talcott Life & Annuity Re - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reinsurance
Net realized capital gains (losses)	$ (40.3)	$ (128.7)	$ (259.1)	$ (263.1)
Fixed maturities, available-for-sale
Reinsurance
Net realized capital gains (losses)	(42.1)	(123.6)	(230.9)	(235.5)
Fixed maturities, trading
Reinsurance
Net realized capital gains (losses)		(0.1)	(0.1)	(6.4)
Equity securities
Reinsurance
Net realized capital gains (losses)		(1.2)	(1.2)	(2.4)
Mortgage loans
Reinsurance
Net realized capital gains (losses)		(9.2)	(34.1)	(24.8)
Derivatives
Reinsurance
Net realized capital gains (losses)	$ 1.8	$ 5.4	$ 7.2	2.7
Other
Reinsurance
Net realized capital gains (losses)				$ 3.3